VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Diversified Financials: 100.0%
Ares Capital Corp.	5,806,604	$112,473,920
Bain Capital Specialty Finance, Inc. †	612,985	8,189,480
Barings BDC, Inc.	1,317,827	11,544,165
BlackRock TCP Capital Corp.	794,873	10,516,170
Blackstone Secured Lending Fund	1,050,119	25,832,927
Capital Southwest Corp. †	445,000	8,815,450
Carlyle Secured Lending, Inc.	654,648	9,852,452
CION Investment Corp.	762,668	8,137,668
Fidus Investment Corp. †	321,731	6,531,139
FS KKR Capital Corp. †	3,986,074	78,366,215
Gladstone Investment Corp. †	457,318	6,219,525
Goldman Sachs BDC, Inc. †	1,329,376	20,751,559
Golub Capital BDC, Inc. †	1,824,994	25,002,418
Hercules Capital, Inc. †	1,790,855	25,448,050
Main Street Capital Corp. †	668,927	26,442,684
MidCap Financial Investment Corp. †	900,610	11,185,576
New Mountain Finance Corp. †	1,263,894	16,329,510
Newtek Business Services Corp. †	336,079	6,244,348
Oaktree Specialty Lending Co.	782,202	15,651,862
	Number of Shares	Value
Diversified Financials (continued)
Owl Rock Capital Corp. †	5,070,255	$66,268,232
PennantPark Floating Rate Capital Ltd. †	592,757	6,443,269
Prospect Capital Corp. †	3,423,146	25,673,595
Sixth Street Specialty Lending, Inc. †	1,114,334	21,339,496
SLR Investment Corp.	655,685	10,169,674
TriplePoint Venture Growth BDC Corp. †	485,483	5,704,425
Total Common Stocks (Cost: $584,543,479)		569,133,809

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 13.9%
Money Market Fund: 13.9% (Cost: $79,248,056)
State Street Navigator Securities Lending Government Money Market Portfolio	79,248,056	79,248,056
Total Investments: 113.9% (Cost: $663,791,535)		648,381,865
Liabilities in excess of other assets: (13.9)%		(78,962,713)
NET ASSETS: 100.0%		$569,419,152

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $116,654,292.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$569,133,809
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